Asset acquisitions (Details) $ in Millions				1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2018 USD ($) Rig	Oct. 31, 2017 USD ($) Rig	Dec. 02, 2016 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Keppel's Hull B378 [Member]
Acquisition [Abstract]
Total consideration					$ 122.1
Keppel's Hull B378 [Member] | Senior Secured Revolving Credit Facility [Member]
Acquisition [Abstract]
Proceeds from debt					$ 160.0
Keppel Rigs [Member]
Acquisition [Abstract]
Number of premium newbuild jack-up drilling rigs acquired | Rig	5
Total consideration	$ 742.5
Pre-delivery installment amount				$ 275.0		$ 288.0
Period of each loan maturity after the respective delivery dates							5 years
Remaining contracted installments outstanding amount							$ 345.6	$ 454.5
PPL Rigs [Member]
Acquisition [Abstract]
Total consideration		$ 1,300.0
Period of each loan maturity after the respective delivery dates							5 years
Remaining contracted installments outstanding amount							$ 0.0	$ 87.0	$ 696.0
Number of premium jack-up drilling rigs agreed to sell | Rig		6
Number of premium jack-up drilling rigs under construction at its yard | Rig		3
Consideration paid per rig		$ 55.8
Delivery financing amount per rig		$ 87.0
Hercules Triumph ("Ran") and Hercules Resilience ("Frigg") [Member]
Acquisition [Abstract]
Total consideration			$ 130.0
Amount of consideration paid on agreed contractual price for rigs			$ 13.0
Percentage of amount paid on agreed contractual price			10.00%